Nuveen High Yield Corporate Bond ETF [Member] N-1A Cover	Sep. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 23, 2025
Prospectus Date	Sep. 23, 2025